INTANGIBLE ASSETS (Details 1) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Intangible assets gross cost	€ 4,409	€ 4,409
Intangible asset accumulated amortization	(4,405)	(4,399)
Intangible assets	€ 4	€ 10
Software [Member]
IfrsStatementLineItems [Line Items]
Intangible assets Useful life	4 years	4 years
Intangible assets accumulated amortization	Straight line	Straight line
Intangible assets gross cost	€ 4,409	€ 4,409
Intangible asset accumulated amortization	(4,405)	(4,399)
Intangible assets Impairment losses
Intangible assets	€ 4	€ 10